Eaton Vance
New York Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Other — 0.6%
YMCA of Greater New York, 2.303%, 8/1/26	$1,000	$ 972,067
Total Corporate Bonds (identified cost $920,198)		$ 972,067

Tax-Exempt Municipal Obligations — 146.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 139,002
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,780,028
		$ 2,919,030
Education — 10.7%
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	$375	$ 381,877
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	647,047
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,102,149
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	6,085	5,301,608
5.00%, 7/1/53	1,235	1,244,217
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/47	1,050	1,111,450
New York Dormitory Authority, (Pace University):
5.25%, 5/1/43	450	453,725
5.25%, 5/1/44	450	451,547
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,000	863,320
New York State Dormitory Authority, (New York University), 5.25%, 7/1/51(1)	5,000	5,185,800
Onondaga Civic Development Corp., NY, (Syracuse University), 5.50%, 12/1/56	1,000	1,061,962
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	385,079
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	$395	$ 388,668
5.00%, 10/15/49	80	73,254
		$ 18,651,703
Electric Utilities — 10.4%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/49	$7,070	$ 7,158,658
New York Power Authority, Green Bonds, 4.00%, 11/15/50	11,500	9,913,523
Utility Debt Securitization Authority, NY, Green Bonds, 5.00%, 12/15/50	1,000	1,032,877
		$ 18,105,058
General Obligations — 14.4%
New York, NY:
4.00%, 4/1/50	$1,930	$ 1,683,619
5.00%, 8/1/47(1)	10,000	10,147,500
5.00%, 4/1/50(1)	10,000	10,156,100
Puerto Rico, 4.00%, 7/1/46	1,000	855,565
Washingtonville Central School District, NY:
0.05%, 6/15/35	650	418,329
0.05%, 6/15/36	800	486,103
0.05%, 6/15/37	950	542,976
0.05%, 6/15/38	950	508,800
0.05%, 6/15/39	605	304,585
		$ 25,103,577
Hospital — 8.4%
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	$1,000	$ 996,563
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,598,211
New York Dormitory Authority, (Montefiore Obligated Group), 5.50%, 11/1/47	500	514,765
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	6,000	4,970,153
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,274,223
New York State Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.25%, 7/1/54(1)	5,000	5,197,550
		$ 14,551,465

Eaton Vance
New York Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing — 10.7%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.75%, 5/1/51	$3,000	$ 1,966,961
Sustainable Development Bonds, 4.30%, 11/1/45	995	930,828
Sustainable Development Bonds, 4.50%, 8/1/54	1,000	941,365
Sustainable Development Bonds, 4.55%, 11/1/54	2,000	1,952,548
Sustainable Development Bonds, 4.95%, 11/1/58	1,000	996,665
Sustainable Neighborhood Bonds, 3.40%, 11/1/39	815	701,477
Sustainable Neighborhood Bonds, 3.55%, 11/1/44	945	783,573
Sustainable Neighborhood Bonds, 3.70%, 11/1/38	850	777,907
Sustainable Neighborhood Bonds, 3.80%, 11/1/43	1,305	1,152,226
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	783,224
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	462,620
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	958,828
New York Mortgage Agency:
Social Bonds, 4.55%, 10/1/49	4,000	3,781,881
Social Bonds, 5.00%, 10/1/53	2,500	2,478,528
		$ 18,668,631
Industrial Development Revenue — 4.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	$895	$ 1,004,693
5.50%, 10/1/37	1,440	1,638,389
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,008,207
(AMT), 5.00%, 10/1/40	2,665	2,653,542
(AMT), 6.00%, 4/1/35	760	827,159
		$ 7,131,990
Insured - Education — 1.4%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,345	$ 1,530,094
New York Dormitory Authority, (Iona University), (AG), 5.00%, 7/1/51	1,000	1,000,139
		$ 2,530,233
Insured - Electric Utilities — 2.5%
New York Power Authority, Green Transmission Revenue:
(AG), 4.00%, 11/15/47	$3,750	$ 3,341,806
Green Bonds, (AG), 5.00%, 11/15/48	1,000	1,014,989
		$ 4,356,795
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 5.2%
Nassau County, NY:
(AG), 4.00%, 4/1/47	$1,920	$ 1,717,321
(AG), 5.00%, 7/1/40(1)	7,110	7,281,849
		$ 8,999,170
Insured - Hospital — 2.3%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,000	$ 857,830
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	2,750	2,865,262
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.75%, 11/1/49	250	267,483
		$ 3,990,575
Insured - Other Revenue — 2.0%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AG), 3.00%, 1/1/46	$4,785	$ 3,451,531
		$ 3,451,531
Insured - Transportation — 3.1%
Metropolitan Transportation Authority, NY:
Green Bonds, (AG), 4.00%, 11/15/48	$4,000	$ 3,410,559
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,292,948
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	635	635,981
		$ 5,339,488
Other Revenue — 1.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 1,905,641
		$ 1,905,641
Senior Living/Life Care — 0.6%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/36	$970	$ 982,335
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	20,618
		$ 1,002,953
Special Tax Revenue — 38.0%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 2/1/47	$5,000	$ 5,080,330
5.00%, 5/1/47(1)	10,000	10,259,200

Eaton Vance
New York Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
5.00%, 5/1/50	$1,500	$ 1,528,065
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,174,000
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	1,824,272
4.00%, 3/15/49	1,000	886,716
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,171,400
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/45	3,000	2,705,806
5.00%, 3/15/48	1,850	1,884,230
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,295,578
Triborough Bridge and Tunnel Authority, NY:
5.25%, 12/1/54	2,500	2,581,942
Green Bonds, 5.25%, 5/15/47(1)	7,500	7,772,175
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021C, 5.00%, 5/15/51	3,000	3,018,598
Green Bonds, 5.25%, 11/15/42	1,000	1,064,546
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,510	2,210,817
4.125%, 5/15/64	2,000	1,726,362
		$ 66,184,037
Transportation — 20.1%
Metropolitan Transportation Authority, NY:
(LOC: Barclays Bank PLC), 3.90%, 11/15/50(3)	$1,000	$ 1,000,000
Green Bonds, 4.00%, 11/15/45	1,000	861,557
Green Bonds, 4.75%, 11/15/45	1,205	1,175,982
New York State Thruway Authority, 4.00%, 1/1/45	2,625	2,343,270
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	1,925	1,989,551
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	825,839
(AMT), 5.00%, 7/1/41	2,150	2,150,075
(AMT), 5.00%, 7/1/46	1,000	969,460
(AMT), 5.25%, 1/1/50	1,240	1,223,407
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,000	863,324
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey:
5.00%, 1/15/55(1)	$5,000	$ 5,114,100
(AMT), 5.00%, 8/1/37	1,250	1,297,044
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	15,090,000
		$ 34,903,609
Water and Sewer — 9.3%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	$4,000	$ 4,068,206
5.00%, 6/15/52(1)	10,000	10,119,100
5.25%, 6/15/48	2,000	2,078,765
		$ 16,266,071
Total Tax-Exempt Municipal Obligations (identified cost $266,556,513)		$254,061,557

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	$2,000	$ 1,305,387
		$ 1,305,387
Special Tax Revenue — 0.6%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$1,000	$ 1,011,173
		$ 1,011,173
Total Taxable Municipal Obligations (identified cost $2,977,540)		$ 2,316,560
Total Investments — 147.9% (identified cost $270,454,251)		$257,350,184
Other Assets, Less Liabilities — (47.9)%		$(83,385,018)
Net Assets — 100.0%		$173,965,166

Eaton Vance
New York Municipal Bond Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $2,495,199 or 1.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2025.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 11.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 9.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 972,067	$ —	$ 972,067
Tax-Exempt Municipal Obligations	—	254,061,557	—	254,061,557
Taxable Municipal Obligations	—	2,316,560	—	2,316,560
Total Investments	$ —	$257,350,184	$ —	$257,350,184
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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